Academy Veteran Bond ETF

Schedule of Investments

October 31, 2025 (Unaudited)

ASSET BACKED SECURITY - 14.4%	Par	Value
Small Business Administration Pools(a)
Pool 530428, 4.80% Prime Rate + (2.20%), 10/25/2033	$254,306	$254,902
Pool 530439, 4.80% Prime Rate + (2.20%), 10/25/2033	669,774	671,345
Pool 530455, 4.90% Prime Rate + (2.10%), 11/25/2033	1,056,729	1,061,484
Pool 530472, 4.95% Prime Rate + (2.05%), 12/25/2033	258,726	260,095
Pool 530560, 4.55% Prime Rate + (2.45%), 5/25/2034	419,169	417,383
Pool 530574, 4.55% Prime Rate + (2.45%), 5/25/2034	373,873	372,280
Pool 530588, 4.55% Prime Rate + (2.45%), 8/25/2034	639,243	636,469
Pool 530592, 6.25% Prime Rate + (0.75%), 8/25/2034	218,625	226,418
Pool 530612, 4.55% Prime Rate + (2.45%), 8/25/2034	403,206	401,417
Pool 530631, 4.60% Prime Rate + (2.40%), 8/25/2034	153,629	153,185
Pool 530653, 4.60% Prime Rate + (2.40%), 9/25/2034	63,220	63,032
Pool 530692, 4.60% Prime Rate + (2.40%), 11/25/2034	375,586	374,440
Pool 530776, 4.60% Prime Rate + (2.40%), 3/25/2035	564,686	562,939
Pool 530809, 5.38% Prime Rate + (1.63%), 8/25/2035	239,471	243,959
Pool 530810, 4.60% Prime Rate + (2.40%), 4/25/2035	384,095	382,684
Pool 530832, 4.66% Prime Rate + (2.34%), 6/25/2050	692,579	690,546
Pool 530851, 7.52% Prime Rate + 0.52%, 7/25/2035	454,704	490,766
Pool 530885, 4.70% Prime Rate + (2.30%), 7/25/2035	2,352,819	2,370,655
Pool 530887, 6.25% Prime Rate + (0.75%), 7/25/2035	2,077,022	2,166,373
TOTAL ASSET BACKED SECURITY (Cost $11,792,704)		11,800,372

MORTGAGE-BACKED SECURITIES - 83.5%	Par	Value
Ginnie Mae I Pool
Pool 615400, 4.50%, 8/15/2033	319,288	321,122
Pool 666291, 2.50%, 12/15/2042	75,132	66,145
Pool 682229, 4.00%, 7/15/2049	152,439	146,491
Pool AD0997, 2.50%, 4/15/2043	37,794	33,280
Pool AD0998, 2.50%, 4/15/2043	100,951	88,545
Pool AD0999, 2.50%, 5/15/2043	9,798	8,628
Ginnie Mae II Pool
Pool 784981, 3.50%, 4/20/2050	966,458	893,133
Pool 785510, 2.50%, 1/20/2051	1,867,212	1,582,832
Pool 786095, 3.00%, 4/20/2052	70,630	63,169
Pool 786134, 3.00%, 4/20/2052	3,114,102	2,760,097
Pool 786216, 3.50%, 6/20/2052	216,180	197,832
Pool 786463, 3.50%, 12/20/2052	2,020,789	1,829,313
Pool 786464, 2.50%, 12/20/2052	400,115	333,187
Pool 786552, 2.00%, 12/20/2052	426,929	345,990
Pool 786723, 3.50%, 11/20/2052	296,890	271,692
Pool 786724, 2.50%, 1/20/2053	856,949	713,605
Pool 786784, 4.50%, 6/20/2053	684,358	664,960
Pool 786793, 2.00%, 12/20/2052	430,569	348,940
Pool 786842, 4.00%, 4/20/2053	804,412	754,448
Pool 787240, 5.00%, 1/20/2054	2,033,856	2,026,562
Pool 787975, 5.50%, 5/20/2055	348,008	350,207
Pool 788152, 5.00%, 9/20/2055	1,989,144	1,968,617
Pool BK5879, 4.50%, 11/20/2048	167,443	163,042
Pool BS8626, 3.00%, 2/20/2050	760,999	683,184

Pool BS8891, 3.50%, 2/20/2050	1,150,615	1,063,255
Pool BS8912, 3.00%, 2/20/2050	494,274	438,549
Pool BT1911, 3.50%, 12/20/2050	133,893	122,483
Pool BU6116, 2.50%, 4/20/2050	59,591	51,152
Pool BU6352, 3.50%, 6/20/2051	147,713	135,695
Pool BV1199, 3.50%, 5/20/2050	135,475	123,931
Pool BX2636, 2.50%, 10/20/2050	697,976	599,658
Pool BY0769, 2.50%, 9/20/2050	824,252	710,168
Pool BZ0238, 2.50%, 3/20/2051	1,840,446	1,574,598
Pool CD4331, 2.00%, 4/20/2051	422,622	347,908
Pool CK2586, 3.00%, 4/20/2052	1,330,630	1,190,082
Pool CL5518, 3.00%, 3/20/2052	1,901,894	1,701,005
Pool CL5523, 3.00%, 4/20/2052	1,194,003	1,067,886
Pool CN0347, 3.00%, 9/20/2052	117,667	105,354
Pool CN5150, 2.50%, 7/20/2052	927,483	792,445
Pool CN6487, 3.00%, 6/20/2052	905,997	810,301
Pool CN6885, 3.50%, 5/20/2052	81,302	74,100
Pool CN8589, 4.00%, 8/20/2052	341,357	320,155
Pool CO4367, 5.00%, 8/20/2052	131,887	131,633
Pool CO5989, 3.00%, 2/20/2052	1,014,758	900,239
Pool CO5999, 3.00%, 9/20/2052	664,234	589,273
Pool CQ2299, 3.00%, 11/20/2052	546,353	487,431
Pool CQ5485, 4.50%, 11/20/2052	344,637	336,195
Pool CR2134, 3.50%, 9/20/2060	663,590	605,428
Pool CT5959, 4.50%, 4/20/2053	757,857	738,175
Pool CT6282, 4.50%, 2/20/2062	463,390	450,911
Pool CT9943, 5.00%, 4/20/2053	1,259,827	1,255,698
Pool CU0134, 4.50%, 5/20/2053	581,041	565,815
Pool CU4415, 6.50%, 5/20/2053	136,851	141,255
Pool CU5352, 5.50%, 8/20/2053	428,952	432,911
Pool CV1066, 5.00%, 6/20/2053	604,995	602,826
Pool CV6338, 5.50%, 7/20/2053	1,228,577	1,242,292
Pool CV6387, 5.00%, 6/20/2053	676,484	674,058
Pool CV6664, 5.50%, 6/20/2053	230,221	234,432
Pool CV7142, 4.50%, 7/20/2050	1,114,569	1,085,104
Pool CW6876, 7.00%, 8/20/2053	33,402	34,106
Pool CY9047, 5.50%, 3/20/2054	1,006,663	1,015,686
Pool DA2629, 5.00%, 3/20/2054	1,124,971	1,124,629
Pool DG4649, 5.50%, 12/20/2054	483,170	484,660
Pool MA2752, 2.50%, 4/20/2045	955,283	842,049
Pool MA2824, 2.50%, 5/20/2045	663,468	584,824
Pool MA5386, 3.00%, 8/20/2048	157,946	141,647
Pool MA6464, 3.00%, 2/20/2050	113,822	101,352
Pool MA7191, 1.50%, 2/20/2051	315,225	252,363
Pool MA7906, 2.00%, 3/20/2037	623,476	573,096
Pool MA8040, 1.50%, 4/20/2052	543,032	426,797
Pool MA8095, 1.50%, 12/20/2043	100,691	88,915
Pool MA8173, 2.50%, 8/20/2037	217,480	205,443
Pool MA8239, 2.00%, 2/20/2037	428,910	400,907
Pool MA8314, 2.00%, 1/20/2037	106,679	99,714
Pool MA8417, 4.00%, 11/20/2052	1,801,376	1,667,904
Pool MA8475, 2.00%, 12/20/2052	1,126,818	913,190
Pool MA8710, 3.00%, 1/20/2052	1,387,903	1,231,738
Pool MA8712, 4.00%, 3/20/2053	3,501,251	3,243,615

Pool MA8782, 2.00%, 12/20/2051	740,711	600,283
Pool MA8783, 2.50%, 3/20/2052	1,270,569	1,056,522
Pool MA8860, 2.00%, 8/20/2052	785,224	636,358
Pool MA8862, 3.00%, 1/20/2053	1,558,352	1,383,008
Pool MA8941, 2.00%, 6/20/2053	1,415,866	1,178,401
Pool MA9093, 5.00%, 8/20/2053	1,313,684	1,310,579
Pool MA9153, 2.50%, 9/20/2053	808,077	671,944
Pool MA9157, 4.50%, 9/20/2053	1,504,067	1,459,078
Pool MA9223, 3.00%, 4/20/2052	2,836,632	2,517,457
Pool MA9224, 3.50%, 10/20/2053	827,919	745,619
Pool MA9287, 3.00%, 2/20/2052	844,554	749,526
Pool MA9344, 3.00%, 9/20/2053	192,617	170,779
Pool MA9406, 3.50%, 11/20/2053	1,117,553	1,006,461
Pool MA9481, 2.00%, 1/20/2054	2,730,804	2,269,651
Pool MA9593, 6.00%, 4/20/2054	562,720	568,405
Pool MA9710, 4.50%, 5/20/2054	279,278	270,088
Pool MA9893, 5.50%, 9/20/2054	145,854	146,521
TOTAL MORTGAGE-BACKED SECURITIES (Cost $67,374,261)		68,490,737

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%	Shares	Value
First American Government Obligations Fund - Class X, 4.03%(b)	1,107,384	1,107,384

TOTAL SHORT-TERM INVESTMENTS (Cost $1,107,384)		1,107,384

TOTAL INVESTMENTS - 99.3% (Cost $80,274,349)		81,398,493
Other Assets in Excess of Liabilities - 0.7%		535,436
TOTAL NET ASSETS - 100.0%		$81,933,929

Percentages are stated as a percent of net assets.

(a)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2025.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2025.